Share-based Compensation - Modification of Restricted Shares (Details) - Series B Preferred Stock - Founder's Restricted Shares - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of Founders Equity	2 years
Total unrecognized share-based compensation expenses		$ 39,515